Acquisition and sale of businesses and brands and purchase of non-controlling interests - Sales of businesses and brands narrative (Details) R in Millions, $ in Millions, ₩ in Billions											3 Months Ended		11 Months Ended	12 Months Ended
	Jan. 23, 2025 USD ($)	Oct. 15, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 19, 2024 USD ($)	Oct. 27, 2023 USD ($)	Oct. 27, 2023 KRW (₩)	May 26, 2023 USD ($)	Sep. 30, 2022 USD ($)	Apr. 01, 2020 USD ($)	Apr. 01, 2020 ZAR (R)	Sep. 30, 2024 USD ($)	Sep. 30, 2022 USD ($)	May 26, 2023 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ZAR (R)
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Non-operating items														$ 220	$ 70	$ (364)
Net sales														20,245	20,269	20,555
Non-operating items														(220)	(70)	364
Operating profit														(4,335)	(6,001)	(5,547)
Increase (decrease) in working capital														77	768	1,414
Guinness Nigeria plc
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Consideration paid (received)			$ 64
Non-operating items														125
Exchange recycled from other comprehensive income														(175)
Sale of businesses			$ 20
Net sales											$ 65				296	504
Non-operating items														(125)
Operating profit											$ 10				60	14
Diageo Operations Italy S.p.A.
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Non-operating items														29
Non-operating items														(29)
Guinness Ghana Breweries PLC
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Non-operating items														114
Non-operating items														(114)
Cacique brand disposal
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Consideration paid (received)	$ 68
Non-operating items														20
Non-operating items														(20)
Pampero Brand and Inventory
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Consideration paid (received)		$ 57
Non-operating items														(53)
Non-operating items														53
Safari brand
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Consideration paid (received)				$ 16
Non-operating items														(15)
Non-operating items														$ 15
Windsor business
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Consideration paid (received)					$ 152	₩ 206
Non-operating items															58
Exchange recycled from other comprehensive income															(26)
Non-operating items															$ (58)
Guinness Cameroun SA
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Consideration paid (received)							$ 475
Non-operating items																(343)
Sale of businesses							$ 79
Net sales													$ 128
Non-operating items																343
Operating profit													$ (33)
USL Popular brands
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Consideration paid (received)								$ 97
Non-operating items																(5)
Net sales												$ 43
Non-operating items																5
Operating profit												$ (6)
Increase (decrease) in working capital								(34)
Decrease through loss of control of subsidiary, intangible assets other than goodwill								23
Goodwill derecognised without having previously been included in disposal group classified as held for sale								$ 19
United National Breweries
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Portion of consideration paid (received) consisting of cash and cash equivalents																$ (4)	R (74)
Aggregate consideration									$ 34	R 600
Contingent consideration									$ (22)	R (378)